Capital Stock - Summary of Unvested Stock Options (Detail) - $ / shares shares in Thousands	12 Months Ended
	Feb. 28, 2018	Feb. 28, 2017	Feb. 29, 2016
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,623	1,474	1,486
Granted during the year, Number		673	772
Options Outstanding, Number, Ending Balance	862	1,623	1,474
Weighted Average Exercise Price
Weighted-average grant date fair value of stock options granted during the periods (usd per share)	$ 0.00	$ 2.36	$ 2.49
Unvested stock options [Member]
Number (000’s)
Options Outstanding, Number, Beginning Balance	1,020
Vested during the year, Number	(421)
Options Forfeited during the year, Number	(148)
Options Outstanding, Number, Ending Balance	451	1,020
Weighted Average Exercise Price
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Beginning Balance	$ 2.55
Weighted Average Grant Date Fair Value, Vested during the periods (usd per share)	2.68
Weighted Average Grant Date Fair Value, Forfeited during the periods (usd per share)	2.66
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value, Ending Balance	$ 2.40	$ 2.55